TAFT STETTINIUS & HOLLISTER, LLP
One Indiana Square, Suite 3500
Indianapolis, Indiana 46204
(317) 713-3500
December 17, 2010
VIA EDGAR
U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	All American Group, Inc. and Specialty Vehicles Liquidating Trust Registration Statement on Form S-4
Ladies and Gentlemen:
     All American Group, Inc. (the “Company”) and Specialty Vehicles Liquidating Trust (the “Trust”) are filing the accompanying Registration Statement on Form S-4 (the “Registration Statement to register 36,757,069 units of beneficial interest (the “Trust Units”) in the Trust to be issued in connection with the proposed merger of All American Acquisition Corporation (“MergerCo”) with and into the Company (the “Merger”). Concurrent with the filing of the Registration Statement, a statement on Schedule 13E-3 is being filed in connection with the Merger.
     Also today, this firm and White & Case LLP, counsel to MergerCo, are submitting a no-action letter requesting that the staff confirm that no action will be taken if the Trust does not file reports under the Securities Exchange Act of 1934 (the “Exchange Act”), and that the issuance of the Trust Units need not be registered under the Securities Act of 1933 (the “Securities Act”). We believe that the Trust Units are not securities as defined under the Securities Act and the Exchange Act, and that the filing of the Registration Statement and the Trust’s filing of reports under the Exchange Act are not necessary for the protection of investors.
     Nonetheless, we are filing the Registration Statement covering the Trust Units to be issued in the Merger without admitting that they are securities. We do so in order to expedite the staff’s review of the proxy statement/prospectus included in the Registration Statement, without waiting for the staff’s review of the no-action letter. If the staff confirms that no action will be taken if the Trust Units are not registered under the Securities Act, we will convert the filing to a proxy statement under Section 14 of the Exchange Act.
     If you have any questions or comments, please call me at (317) 713-3468.

Very truly yours,
/s/ Philip L. McCool
Philip L. McCool